Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Schedule of investments
	December 31, 2022	December 31, 2021
Financial assets at fair value:
Short-term investments (*)
U.S. Treasury securities	$3,444	$-
Corporate bonds – marketable investments	1,589	-
Total short-term investments	5,033	-

Long-term investments
Corporate bonds – marketable investments (*)	4,254	-
Other investments (**)	400	400
Total long-term investments	4,654	400
	$9,687	$400

(*)	Level 1 in the fair value hierarchy.

(**)	Not traded in public market and classified as level 3 in the fair value hierarchy.